[LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP]
VIA EDGAR
October 22, 2010
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	BlackRock Focus Value Fund, Inc. Post-Effective Amendment No. 36 to Registration Statement on Form N-1A Securities Act File No. 002-77068
Ladies and Gentlemen:
     On behalf of BlackRock Focus Value Fund, Inc. (the “Fund”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 36 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).
     The primary purpose of this registration statement is to update the disclosure to reflect certain changes to the Fund’s principal investment strategy and principal risks. The registration statement is being revised to delete the reference to foreign securities as an “Other Strategy” and re-characterize the reference to foreign securities as a “Principal Investment Strategy” of the Fund and to permit the Fund to invest up to 25% of its total assets in securities of foreign issuers. The additional principal strategy states: “The Fund may invest up to 25% of its total assets at the time of purchase in securities of foreign issuers, of which up to 10% can be in fixed income securities. The Fund may invest in debt securities issued or guaranteed by foreign government entities, commonly known as sovereign debt securities.” This principal investment strategy is also being added to the Statement of Additional Information, Part I: Information about BlackRock Focus Value Fund, Inc.-Investment Objective and Policies.” As a result of these changes, the principal risks of the Fund are being revised to include Foreign Securities Risk and Sovereign Debt Risk. Currently, these risks are disclosed as “Other Risks,” rather than as “Principal Risks.” These descriptions of the Fund’s principal strategy and principal risks are substantially similar to that described in Fund’s existing registration statement.
     Except as mentioned above, there have been no material changes to the Fund’s disclosure and operations. Substantially all of the disclosure in the Prospectus and Statement of Additional Information, including the disclosure being added to the Fund, has been reviewed by the Staff of the Securities and Exchange Commission in prior filings by the Fund or other BlackRock Funds. Consequently, on behalf of the Fund, we hereby request that the Amendment be given limited review by the Staff. The Registration Statement is also being filed in order to update the Fund’s financial statements under Section 10(a)(3) of the Securities Act of 1933, as amended (the “1933 Act”), complete with certain exhibits filed herewith (the “Exhibits”) and make certain other non-material changes.

Securities and Exchange Commission
October 22, 2010

     The Fund and its distributor, BlackRock Investments, LLC have also filed requests for acceleration of the effective date of the Registration Statement so that the Registration Statement will become effective at 12:00 noon on October 27, 2010.
     If you have any questions or comments with respect to the Registration Statement, please call me at 212-728-8681.
     Sincerely,

/s/ Jack D. Cohen
Jack D. Cohen

cc:	Ben Archibald, Esq. Maria Gattuso, Esq.